Real estate properties held for lease, net (Properties Held for Lease) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 30,239,662	$ 23,958,113
Accumulated depreciation	(7,035,836)	(5,431,609)
Real estate properties held for lease, net	23,203,826	18,526,504
Depreciation expense	1,791,775	1,285,497	1,218,126
Elementary Schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,393,339	3,385,046
Basement Parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	1,926,678	1,921,969
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	4,716,688	3,555,371
Parking Facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	15,984,868	11,970,594
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 4,218,089	$ 3,125,133